                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [   ] ; Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Alpha Equity Advisers, LLC
Address:  471 McLaws Circle, Suite 2
          Williamsburg, VA  23185

Form 13F file number:  (new filer)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:   Garry M. Allen
Title:  President & Chief Investment Officer
Phone:  757-220-8355
Signature, Place, and Date of signing:

Garry M. Allen        Williamsburg, VA           January 15, 2001

Report Type (Check only one.):

[ X ]  13F HOLDINGS REPORT.
[   ]  13F NOTICE.
[   ]  13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:

     (None)
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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             86

Form 13F Information Table Value Total:    $58,087,000


List of Other Included Managers:

                                    (None)
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                           FORM 13F INFORMATION TABLE


                             TITLE OF                VALUE     SHRS OR   SH/   PUT/    INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                CLASS      CUSIP      (x$1000)   PRN AMT   PRN   CALL    DISCRETION   MANAGERS  SOLE   SHARE    NONE
Aeroflex Inc                 Common    007768104        40      1,375     SH              SOLE                                1,375
Air Products & Chems         Common    009158106       728     17,750     SH              SOLE                               17,750
Albany Molecular Resh Inc    Common    012423109        40        650     SH              SOLE                                  650
Albemarle Corp               Common    012653101        41      1,650     SH              SOLE                                1,650
Alcoa Inc Com                Common    013817101     1,499     44,750     SH              SOLE                               44,750
Allstate Corp                Common    020002101     1,590     36,500     SH              SOLE                               36,500
BB & T Corp Com              Common    054937107     1,500     40,200     SH              SOLE                               40,200
Ball Corp                    Common    058498106        35        750     SH              SOLE                                  750
Bancwest Corp New            Common    059790105        48      1,850     SH              SOLE                                1,850
Boise Cascade Corp           Common    097383103        47      1,400     SH              SOLE                                1,400
Bowater Inc                  Common    102183100     1,449     25,700     SH              SOLE                               25,700
Carpenter Technology         Common    144285103        30        850     SH              SOLE                                  850
Caterpillar Inc              Common    149123101     1,469     31,050     SH              SOLE                               31,050
Chiron Corp                  Common    170040109     1,344     30,250     SH              SOLE                               30,250
Chubb Corp                   Common    171232101     1,384     16,000     SH              SOLE                               16,000
Deere & Co                   Common    244199105       954     20,825     SH              SOLE                               20,825
Dobson Communications Corp   Common    256069105        40      2,725     SH              SOLE                                2,725
Dow Chem Co                  Common    260543103       800     21,850     SH              SOLE                               21,850
Downey Finl Corp Com         Common    261018105        33        600     SH              SOLE                                  600
Du Pont E I De               Common    263534109     1,022     21,150     SH              SOLE                               21,150
Eaton Vance Corp             Common    278265103        42      1,300     SH              SOLE                                1,300
Emerson Electric Co          Common    291011104     1,377     17,475     SH              SOLE                               17,475
Federal Home Ln Mtg Corp     Common    313400301     1,231     17,875     SH              SOLE                               17,875
FNMA Com                     Common    313586109     1,217     14,025     SH              SOLE                               14,025
First Amern Corp             Common    318522307        60      1,840     SH              SOLE                                1,840
Flagstar Bancorp             Common    337930101        60      2,400     SH              SOLE                                2,400
Forest Labs Inc              Common    345838106     1,136      8,550     SH              SOLE                                8,550
Fulton Finl Corp Pa          Common    360271100        41      1,800     SH              SOLE                                1,800
Gallagher Arthur J &         Common    363576109        35        550     SH              SOLE                                  550
General Electric Co          Common    369604103     1,174     24,500     SH              SOLE                               24,500
Golden West Finl             Common    381317106     1,374     20,350     SH              SOLE                               20,350
Graco Inc                    Common    384109104        44      1,075     SH              SOLE                                1,075
Greater Bay Bancorp          Common    391648102        49      1,200     SH              SOLE                                1,200

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
Hcc Ins Hldgs Inc            Common    404132102        39      1,450     SH              SOLE                                1,450
Independence Cmnty Bk        Common    453414104        44      2,750     SH              SOLE                                2,750
Inspire Pharmaceuticals      Common    457733103        44      1,700     SH              SOLE                                1,700
International Paper          Common    460146103     1,496     36,650     SH              SOLE                               36,650
Jefferies Group Inc          Common    472318104        43      1,375     SH              SOLE                                1,375
Kimberly Clark Corp          Common    494368103     1,460     20,650     SH              SOLE                               20,650
Lehman Brothers              Common    524908100     1,295     19,150     SH              SOLE                               19,150
Lubrizol Corp                Common    549271104        42      1,650     SH              SOLE                                1,650
Mgic Investment              Common    552848103     1,160     17,200     SH              SOLE                               17,200
Mead Corp                    Common    582834107     1,459     46,500     SH              SOLE                               46,500
Merrill Lynch & Co           Common    590188108     1,125     16,500     SH              SOLE                               16,500
Minnesota Mining &           Common    604059105     1,042      8,650     SH              SOLE                                8,650
Mony Group Inc Com           Common    615337102        39        780     SH              SOLE                                  780
Morgan Stanley Dean          Common    617446448     1,280     16,150     SH              SOLE                               16,150
Mueller Industries           Common    624756102        35      1,300     SH              SOLE                                1,300
National City Corp           Common    635405103     1,501     52,225     SH              SOLE                               52,225
Nucor Corp Com               Common    670346105     1,412     35,575     SH              SOLE                               35,575
O M Group Inc                Common    670872100        44        800     SH              SOLE                                  800
Phelps Dodge Corp            Common    717265102     1,415     25,350     SH              SOLE                               25,350
Pope & Talbot Inc            Common    732827100        33      1,950     SH              SOLE                                1,950
Potlatch Corp                Common    737628107        42      1,250     SH              SOLE                                1,250
Provident Finl Group         Common    743866105        46      1,225     SH              SOLE                                1,225
Raymond James Finl           Common    754730109        33        950     SH              SOLE                                  950
Rayonier Inc                 Common    754907103        48      1,200     SH              SOLE                                1,200
Regions Financial            Common    758940100     1,486     54,400     SH              SOLE                               54,400
Rohm & Haas                  Common    775371107       779     21,450     SH              SOLE                               21,450
Saint Paul Companies         Common    792860108     1,464     26,950     SH              SOLE                               26,950
Scios Inc                    Common    808905103        35      1,500     SH              SOLE                                1,500
Sicor Inc                    Common    825846108        43      2,950     SH              SOLE                                2,950
Stanford Microdevices        Common    854399102        47      1,300     SH              SOLE                                1,300
Teleflex Inc                 Common    879369106        42        950     SH              SOLE                                  950
Temple Inland Inc            Common    879868107     1,469     27,400     SH              SOLE                               27,400
Teva Pharmaceutical          Common    881624209     1,486     20,300     SH              SOLE                               20,300
Timken Co.                   Common    887389104        31      2,050     SH              SOLE                                2,050
Tyco Intl Ltd New            Common    902124106     1,290     23,250     SH              SOLE                               23,250
US Bancorp Del Com           Common    902973106     1,556     53,300     SH              SOLE                               53,300
Union Planters Corp          Common    908068109     1,380     38,600     SH              SOLE                               38,600

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
Waddell & Reed Finl          Common    930059100        40      1,050     SH              SOLE                                1,050
Washington Mutual            Common    939322103     1,316     24,800     SH              SOLE                               24,800
Wausau Mosinee               Common    943315101        47      4,650     SH              SOLE                                4,650
Westvaco Corp                Common    961548104     1,424     48,800     SH              SOLE                               48,800
Blackrock Inc Cl A           Common    09247X101        36        850     SH              SOLE                                  850
Capitol Fed Finl Com         Common    14057C106        46      2,750     SH              SOLE                                2,750
Doral Finl Corp Com          Common    25811P100        50      2,100     SH              SOLE                                2,100
Goldman Sachs Group          Common    38141G104     1,307     12,225     SH              SOLE                               12,225
J P Morgan Chase & Co.       Common    46625H100     1,407      8,500     SH              SOLE                                8,500
Metlife Inc Com              Common    59156R108     1,713     48,950     SH              SOLE                               48,950
Praxair Inc                  Common    74005P104       848     19,100     SH              SOLE                               19,100
Southwest Bancorp            Common    84476R109        46      1,075     SH              SOLE                                1,075
Syncor Intl Corp New         Common    87157J106        38      1,050     SH              SOLE                                1,050
Usx-U.S. Steel Group         Common    90337T101        33      1,850     SH              SOLE                                1,850
Ace Ltd Ord                  Common    G0070K103     1,470     34,650     SH              SOLE                               34,650
Everest Reinsurance          Common    G3223R108        49        680     SH              SOLE                                  680